Long-term Debt - Summary of Long-term Debt (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 70,438,500
Less: Current portion of long-term debt	0	10,324,000
Add: Current portion of deferred loan and financing arrangements issuance costs	0	147,462
Less: Deferred finance charges	0	474,039
Total long-term debt, net	0	69,964,461
Long-term debt, net	$ 0	59,787,923
Term Loan A [Member]
Debt Instrument [Line Items]
Issue Date	Nov. 30, 2021
Maturity Date	Nov. 30, 2026
Long-term debt	$ 0	23,196,000
Term Loan B [Member]
Debt Instrument [Line Items]
Issue Date	Sep. 30, 2022
Maturity Date	Sep. 30, 2026
Long-term debt	$ 0	16,450,000
Term Loan C [Member]
Debt Instrument [Line Items]
Issue Date	Nov. 30, 2022
Maturity Date	Nov. 30, 2027
Long-term debt	$ 0	$ 30,792,500